UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22178

Davlin Philanthropic Funds

(Exact Name of Registrant as Specified in Charter)

44 River Road, Suite A

Wayland, MA  01778

(Address of Principal Executive Offices)  (Zip Code)

William E.B. Davlin

Davlin Philanthropic Funds

44 River Road, Suite A

Wayland, MA  01778

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

 Thompson Hine LLP

312 Walnut Street, 14th Floor

 Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  508-276-1705

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Davlin Philanthropic Fund
	Schedule of Investments
	December 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 71.09%

Aircraft Parts & Auxiliary Equipment - 1.55%
3,900	Spirit Aerosystems Holdings, Inc. Class-A*	$ 81,042

Bottled & Canned Soft Drinks Carbonated Waters - 1.24%
700	Hansen Natural Corp. *	64,498

Communication Services, NEC - 0.60%
8,100	RRSat Global Communications Network Ltd. (Israel)	31,096

Cookies & Crackers - 0.82%
800	J&J Snack Food Corp.	42,624

Electric Lighting & Wiring Equipment - 0.48%
1,800	Chase Corp.	25,020

Fire, Marine & Casualty Insurance - 7.77%
1,600	ACE Ltd. (Switzerland)	112,192
125	Fairfax Financial Holdings Ltd. (Canada) *	53,900
2,800	Montpelier RE Holdings Ltd. (Bermuda)	49,700
1,900	Safety Insurance Group, Inc.	76,912
1,900	Travelers Co., Inc.	112,423
		405,127
Footwear - 1.14%
4,900	Sketchers USA, Inc. Class-A *	59,388

Hospital & Medical Service Plans - 1.91%
1,900	Wellcare Health Plans, Inc. *	99,750

Industrial Instruments For Measurement - 1.37%
2,000	Cognex Corp.	71,580

Investment Advise - 3.09%
800	Franklin Resources, Inc.	76,848
3,500	Legg Mason, Inc.	84,175
		161,023
Meat Packing Plants - 1.76%
45	Seaboard Corp. *	91,620

Metal Mining - 1.26%
1,780	Freeport-McMoRan Copper & Gold, Inc.	65,486

Miscellaneous Manufacturing Industries - 4.43%
5,300	Ceradyne, Inc.	141,934
3,000	Hillenbrand, Inc.	66,960
1,100	Oil-Dri Corp. of America	22,264
		231,158
Motor Vehicles & Passenger Car Bodies - 2.51%
1,980	Toyota Motor Corp. ADR (Japan)	130,938
		130,938
National Commercial Banks - 2.46%
2,200	JPMorgan Chase & Co.	73,150
2,000	Wells Fargo & Co.	55,120
		128,270
Oil & Natural Gas - 7.06%
1,350	BP Plc. ADR (United Kingdom)	57,699
1,100	Conoco Phillips	80,157
1,000	Marathon Oil Corp.	29,270
1,400	Marathon Petroleum Corp.	46,606
2,800	Noble Corp. (Switzerland)	84,616
3,300	Valero Energy Corp.	69,465
		367,813
Primary Production of Aluminum - 1.06%
1,200	Kaiser Aluminum Corp.	55,056

Private Equity Firm - 1.13%
5,100	MVC Capital, Inc.	59,109

Retail-Eating Places - 1.45%
3,600	Nathans Famous, Inc. *	75,672

Retail-Grocery Stores - 3.96%
900	Arden Group, Inc. Class-A	81,009
4,400	Village Super Market, Inc. Class-A	125,180
		206,189
Retail-Miscellaneous Shopping - 1.49%
5,600	Staples, Inc.	77,784

Retail-Radio, TV & Consumer Electronic Stores - 1.30%
7,000	Radioshack Corp.	67,970

Rolling Drawing & Extruding of Nonferrous Metals - 0.89%
2,000	RTI International Metals, Inc. *	46,420

Savings Institution, Federally Chartered - 2.35%
4,600	People's United Financial, Inc.	59,110
3,200	Territorial Bancorp, Inc.	63,200
		122,310
Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.06%
2,700	Garmin Ltd. (Caymen Islands)	107,487

Security Brokers, Dealers & Flotation Companies - 4.67%
1,500	Gamco Investors, Inc.	65,235
36,600	Gleacher & Co., Inc. *	61,488
9,100	JMP Group, Inc.	65,065
3,400	Morgan Stanley	51,442
		243,230
Security & Commodity Brokers, Dealers, Exchanges & Services - 0.40%
800	NYSE Euronext	20,880

Semiconductors & Related Devices - 0.89%
1,600	Texas Instruments, Inc.	46,576

Services-Advertising Agencies - 0.41%
1,300	ValueClick, Inc. *	21,177

Services-Amusement & Recreation Services - 0.89%
21,600	Dover Downs Gaming & Entertainment, Inc.	46,224

Services-Equipment Rental & Leasing - 2.60%
12,000	AerCap Holdings N.V. (Netherlands) *	135,480

State Commercial Banks - 3.57%
4,500	Bank of NY Mellon Corp.	89,595
8,000	Glacier Bancorp, Inc.	96,240
		185,835
Telephone Communications (No Radio) - 1.15%
1,500	Verizon Communications, Inc.	60,180

Water Transportation - 1.37%
1,450	Tidewater, Inc.	71,485

TOTAL FOR COMMON STOCKS (Cost $3,286,390) - 71.09%		$ 3,705,497

EXCHANGE TRADED FUNDS - 5.05%
700	ETFS Palladium Trust *	45,192
520	ETFS Platinum Trust *	71,666
6,400	Global X Uranium ETF *	52,160
1,600	iShares MSCI South Korea Index Fund	83,616
600	Proshares Ultrashort 20+ Year Treasury *	10,842

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $290,853) - 5.05%		$ 263,476

PREFERRED STOCK - 2.78%
6,600	The Goldman Sachs Group, Inc. 2010 PFD-C 5.44% **	114,906
300	Southern California Edison Co. PFD 5.349% **	29,910

TOTAL PREFERRED STOCK (Cost $152,574) - 2.78%		$ 144,816

REAL ESTATE INVESTMENT TRUST - 4.52%
9,200	Chatham Lodging Trust	99,176
9,100	Franklin Street Properties Corp.	90,545
2,400	Pebblebrook Hotel	46,032

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $277,695) - 4.52%		$ 235,753

SHORT TERM INVESTMENTS - 17.52%
663,002	Fidelity Institutional Money Market Portfolio 0.23% ** (Cost $663,002)	663002
250,000	Huntington Conservative Deposit Account 0.10% ** (Cost $250,000)	250,000

TOTAL SHORT TERM INVESTMENTS (Cost $913,002) - 17.52%		$ 913,002

TOTAL INVESTMENTS (Cost $4,920,513) - 100.96%		$ 5,262,544

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.96%)		(50,231)

NET ASSETS - 100.00%		$ 5,212,313

ADR - American Depository Receipt.
* Non-income producing security during the period
** Variable rate security: the coupon rate shown represents the yield at December 31, 2011.

NOTES TO FINANCIAL STATEMENTS
THE DAVLIN PHILANTHROPIC FUND
1. SECURITY TRANSACTIONS
At December 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,920,513 amounted to $342,031, which consisted of aggregate gross unrealized appreciation of $711,347 and aggregate gross unrealized depreciation of $369,316.

2. SECURITY VALUATIONS

The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent.  The offering and redemption price per share is equal to the net asset per share, except that shares of the Fund are subject to a redemption fee of 1% if redeemed before holding them for 90 days or less.  During the six months ended September 30, 2009, there were no proceeds from redemption fees.

As described in note 2, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,705,497	$0	$0	$3,705,497
Real Estate Investment Trust	$235,753			$235,753
Exchange Traded Funds	$263,476	$0	$0	$263,476
Senior Notes	$0	$0	$0	$0
Preferred Stocks	$144,816			$144,816
Cash Equivalents	$913,002	$0	$0	$913,002
Total	$5,262,544	$0	$0	$5,262,544

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Davlin Philanthropic Funds

By /s/William E.B. Davlin

 William E.B. Davlin

 Trustee, President and Principal Executive Officer

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/William E.B. Davlin

William E.B. Davlin

Trustee, President and Principal Executive Officer

Date February 27, 2012